Notes on the Consolidated Statements of Operations and Comprehensive Income/(Loss) - Operating segments (Details) € in Thousands	6 Months Ended
	Jun. 30, 2020 EUR (€) Segment	Jun. 30, 2019 EUR (€)
Disclosure of operating segments [line items]
Number of reportable segments | Segment	2
Revenue	€ 103,440	€ 49,224
Direct marketing expenses	(51,528)	(28,866)
Contribution	51,912	20,358
Other cost of revenue
Data center expenses	(2,873)	(1,464)
Credit card fees	(3,079)	(1,175)
Mobile application processing fees	(6,003)	(1,796)
Gross profit	39,957	15,923
Other income	182	0
Other operating expenses
Sales and marketing expenses	(2,126)	(2,726)
Customer service expenses	(3,492)	(2,293)
Technical operations and development expenses	(11,652)	(4,154)
General and administrative expenses	(14,604)	(11,104)
Operating profit/(loss)	8,265	(4,354)
Finance income	1,399	423
Finance costs	(7,618)	(542)
Net finance expenses	(6,219)	(119)
Income/(loss) before taxes	2,046	(4,473)
Income tax expense	(2,458)	(401)
Net loss	(412)	(4,874)
Revenue realized over time
Other operating expenses
Revenue	101,181	49,224
Revenue realized at a point in time
Other operating expenses
Revenue	€ 2,259
North America
Disclosure of operating segments [line items]
Number of reportable segments | Segment	1
Revenue	€ 75,857	26,561
Direct marketing expenses	(39,946)	(16,160)
Contribution	35,911	10,401
North America | Revenue realized over time
Other operating expenses
Revenue	73,954	26,561
North America | Revenue realized at a point in time
Other operating expenses
Revenue	1,903
International
Disclosure of operating segments [line items]
Revenue	27,583	22,663
Direct marketing expenses	(11,582)	(12,706)
Contribution	16,001	9,957
International | Revenue realized over time
Other operating expenses
Revenue	27,227	€ 22,663
International | Revenue realized at a point in time
Other operating expenses
Revenue	€ 356